Interest Income and Interest Expense - Schedule of Composition of Interest Income and Inflation-indexing (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Totals	$ 1,549,674	$ 1,773,640	$ 1,739,317
Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	3,567	4,994	4,988
Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,541	4,361	5,013
Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	849,216	969,673	931,661
Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	306,826	310,297	303,962
Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	323,966	379,165	372,342
Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	79,038	94,653	120,334
Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	9,445	20,131	20,732
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	(23,925)	(9,634)	(19,715)
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,343,255	1,528,612	1,487,381
Hedged of interest [member] | Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	3,567	4,996	4,988
Hedged of interest [member] | Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,541	4,361	5,013
Hedged of interest [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	732,791	850,212	816,193
Hedged of interest [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	189,833	202,945	196,598
Hedged of interest [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	323,836	379,030	372,148
Hedged of interest [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	58,083	79,114	101,274
Hedged of interest [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	7,624	17,588	10,882
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	25,980	(9,634)	(19,715)
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	206,419	245,028	251,936
Hedged of inflation adjustments [member] | Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals		(2)
Hedged of inflation adjustments [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	116,425	119,461	115,468
Hedged of inflation adjustments [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	116,993	107,352	107,364
Hedged of inflation adjustments [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	130	135	194
Hedged of inflation adjustments [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	20,955	15,539	19,060
Hedged of inflation adjustments [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,821	$ 2,543	$ 9,850
Hedged of inflation adjustments [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (49,905)